Mobile Financial Services activities - Maturities of financial liabilities - Tabular disclosure (Details) - Operating segments [member] - Mobile Finance Services € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	€ 3,247
Payable to customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	1,796
Debts with financial institutions [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	1,009
Deposit certificate [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	356
Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	87
Not later than one year [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	2,416
Not later than one year [member] | Payable to customers [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	1,796
Not later than one year [member] | Debts with financial institutions [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	346
Not later than one year [member] | Deposit certificate [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	273
Not later than one year [member] | Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	1
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	799
Later than two years and not later than five years [member] | Debts with financial institutions [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	663
Later than two years and not later than five years [member] | Deposit certificate [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	83
Later than two years and not later than five years [member] | Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	53
Later than five years [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	33
Later than five years [member] | Other financial liabilities and derivatives [member]
Disclosure of financial liabilities [line items]
Derivative and nonderivative financial liabilities, undiscounted cash flows	€ 33